Summary of significant accounting policies (Details 2) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Industrial and Commercial Bank of China CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum	Dec. 31, 2014 Technical know-how component shareholder	Dec. 31, 2014 Customer relationship	Dec. 31, 2014 Purchased software and others Minimum	Dec. 31, 2014 Purchased software and others Maximum
Intangible assets, net
Number of shareholders contributing technical know-how related to the commercial production process of photovoltaic solar cells									1
Number of components of technical know-how related to the commercial production process of photovoltaic solar cells									1
Useful life									8 years	5 years	3 years	10 years
Prepaid land use rights
Land use rights, lease term							40 years	50 years
Income taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%	50.00%
Uncertain tax positions	$ 0		$ 0		$ 0
Revenue recognition
Contract loss related to engineering, procurement and construction services	0		0		0
Project assets
Project assets - Modules cost		325,640		39,341
Project assets - Equipment cost		128,805
Project assets - Development and Others		197,049		8,405
Total Project assets		651,494		47,746
Impairment of project assets		0		0
Net book value of project assets pledged as collateral						310,029
Bank loans secured by pledge of project assets						200,000